Fair value measurements (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 JA MEMC	Dec. 31, 2012 JA MEMC	Dec. 31, 2012 Carrying amount JA MEMC	Dec. 31, 2012 Fair value, measurements, non-recurring	Dec. 31, 2012 Fair value, measurements, non-recurring Balance at the end of the period	Dec. 31, 2012 Fair value, measurements, non-recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Fair value, measurements, non-recurring Significant Unobservable Inputs (Level 3) Carrying amount
Assets:
Long-lived assets							515,854	515,854	913,643
Total (losses)	397,789	303,068				397,789
Investment in a joint venture					50,910		50,910	50,910
Other-than-temporary impairment charge			0	(38,000)		(38,000)